FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

NOTE 18 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk not recognized in the statement of financial position.

The Bank's exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The same policies are utilized in making commitments and conditional obligations as are used for creating on-balance sheet instruments. Ordinarily, collateral or other security is not required to support financial instruments with off-balance sheet risk.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Loan commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many commitments are expected to expire without being drawn upon, total commitment amounts do not necessarily represent future cash requirements. Each customer's credit-worthiness is evaluated on a case-by-case basis, including the collateral required, if deemed necessary by the Bank upon extension of credit, and is based on management's credit evaluation of the counter party.  At December 31, 2013 and 2012, the Bank had outstanding loan commitments of $87.7 million and $89.1 million, respectively.  As of year-end 2013, variable rate commitments were $56.5 million and fixed rate commitments were $31.2 million.  As of year-end 2012, variable rate commitments were $56.6 million and fixed rate commitments were $32.5 million. Of these commitments, none had an original maturity in excess of one year.

Standby letters of credit and financial guarantees are conditional commitments issued by the Bank to guarantee performance of a customer to a third party. Those guarantees are issued primarily to support public and private borrowing arrangements, and the credit risk involved is essentially the same as that involved in extending loans to customers. The Bank requires collateral to secure these commitments when deemed necessary. At December 31, 2013 and 2012, outstanding standby letters of credit totaled $4.3 million and $3.8 million, respectively.

In the normal course of business, the Bank extends loans, which are subsequently sold to other lenders, including agencies of the U.S. government.  Certain of these loans are conveyed with recourse creating off-balance sheet risk with regard to the collectibility of the loan.  At December 31, 2013 and 2012, the Bank had no loans sold with recourse.